Interest Expense	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Interest Expense	INTEREST EXPENSE

($ millions)	2023	2022
Interest expense on long-term debt	126.0	64.7
Unrealized (gain) loss on interest derivative contracts	3.4	(1.1)
Interest expense	129.4	63.6